DEBT - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 157,489	$ 158,616
Transaction costs	(688)	(3,036)
Acquisition of Roxgold		31,711
Amortization of discount	2,434	1,883
Extinguishment of debt		603
Convertible debenture conversion	(60)
Drawdowns	80,000
Payments	(20,000)	(32,288)
Ending Balance	219,175	157,489
Non-current portion	219,175	157,489
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	117,082	119,850
Transaction costs	(688)	(3,036)
Acquisition of Roxgold		31,711
Amortization of discount	626	242
Extinguishment of debt		603
Drawdowns	80,000
Payments	(20,000)	(32,288)
Ending Balance	177,020	117,082
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	40,407	38,766
Amortization of discount	1,808	1,641
Convertible debenture conversion	(60)
Ending Balance	$ 42,155	$ 40,407